Leases - Finance Leases (Details) - IDoc Virtual Telehealth Solutions, Inc.	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) lease
Number of finance leases | lease				3
Monthly lease payments				$ 20,313
Finance right-of-use assets
Equipment Lease	$ 849,662		$ 849,662	849,662
Less accumulated amortization	(359,060)		(305,957)	(93,541)
Right-of-use, net	490,602		543,705	756,121
Finance lease liabilities
Equipment Lease	722,439		712,867	767,094
Less: current portion	(447,311)		(386,370)	(156,128)
Long term portion	275,128		326,497	610,966
Future minimum rent payments under the finance lease
Year ending December 31, 2024	447,309		386,370
Year ending December 31, 2025	243,758		243,758
Year ending December 31, 2026	75,545		136,484
Total future minimum lease payments	766,612		766,612
Less imputed interest	(44,173)		(53,745)
Equipment Lease	722,439		712,867	767,094
Expenses incurred with respect to finance leases
Finance lease amortization . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53,104	$ 53,104	212,416	93,540
Finance lease interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,573	12,995	47,990	24,706
Total finance lease expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 62,677	$ 66,099	$ 260,406	$ 118,246
Weighted average remaining lease term	2 years 3 months 18 days		2 years 7 months 6 days	3 years 7 months 6 days
Weighted average discount rate	6.92%		6.92%	6.92%